Segmented information	3 Months Ended
Feb. 28, 2023
Segmented information
Segmented information

14. Segmented information

The Company's operations comprise a single reportable segment engaged in the research, development and manufacture of novel and generic controlled-release and targeted-release oral solid dosage drugs. As the operations comprise a single reportable segment, amounts disclosed in the financial statements for revenue, loss for the period, depreciation and total assets also represent segmented amounts. In addition, all of the Company's long-lived assets are in Canada. The Company’s license and commercialization agreement with Par accounts for substantially all of the revenue of the Company.

	For the three months ended
	February 28,	February 28,
	2023	2022
	$	$
Revenue
United States	326,343	66,433
Canada	-	16,978

	As at
	February 28,	November 30,
	2023	2022
Total assets
Canada	1,595,434	1,432,032

Total property and equipment
Canada	747,307	788,050